Segment information - Summary (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) segment	Dec. 31, 2018 EUR (€) item segment	Dec. 31, 2017 EUR (€)
Segment information
Number of businesses | item		2
Number of reportable segments | segment	3	4
Number of operating segments | segment	4
Net sales	€ 23,315	€ 22,563	€ 23,147
Depreciation and amortization	(1,660)	(1,455)	(1,591)
Operating (loss)/profit	485	(59)	16
Share of results of associated companies and joint ventures	12	€ 12	11
IP Networks and Applications
Segment information
Number of operating segments | segment		2
Ultra Broadband Networks
Segment information
Number of operating segments | segment		2
Operating segments | Networks
Segment information
Net sales	18,207	€ 17,403	17,725
Depreciation and amortization	(566)	(383)	(446)
Operating (loss)/profit	665	773	1,297
Share of results of associated companies and joint ventures	12	12	21
Operating segments | Mobile Access
Segment information
Net sales	11,655	11,273	11,457
Operating segments | Fixed Access
Segment information
Net sales	1,881	1,980	2,075
Operating segments | IP Routing
Segment information
Net sales	2,921	2,545	2,694
Operating segments | Optical Networks
Segment information
Net sales	1,752	1,606	1,499
Operating segments | Nokia Software
Segment information
Net sales	2,767	2,713	2,798
Depreciation and amortization	(85)	(65)	(52)
Operating (loss)/profit	589	450	414
Operating segments | Nokia Technologies
Segment information
Net sales	1,473	1,486	1,639
Depreciation and amortization	(31)	(21)	(12)
Operating (loss)/profit	1,239	1,203	1,124
Share of results of associated companies and joint ventures			(10)
Operating segments | Group Common and Other
Segment information
Net sales	897	978	1,060
Depreciation and amortization	(54)	(46)	(48)
Operating (loss)/profit	(490)	(246)	(248)
Eliminations
Segment information
Net sales	(71)	(63)	(69)
Eliminations | Networks
Segment information
Net sales	(2)	(1)
Eliminations | Nokia Technologies
Segment information
Net sales	(14)	(15)	(15)
Eliminations | Group Common and Other
Segment information
Net sales	(55)	(47)	(54)
Segment total
Segment information
Net sales	23,344	22,580	23,222
Depreciation and amortization	(736)	(515)	(558)
Operating (loss)/profit	2,003	2,180	2,587
Share of results of associated companies and joint ventures	12	12	11
Unallocated items
Segment information
Net sales	(29)	17	75
Depreciation and amortization	(924)	(940)	(1,033)
Operating (loss)/profit	€ 1,518	€ 2,239	€ 2,571